The Guardian Investor Variable Annuity B Series

and

The Guardian Investor Variable Annuity L Series

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

Prospectus supplement dated December 19, 2011 to the prospectuses dated October 3, 2011.

The following supplemental information should be read in conjunction with:

the Prospectuses dated October 3, 2011, for The Guardian Investor Variable Annuity B Series and The Guardian Investor Variable Annuity L Series, individual flexible premium deferred variable annuity contracts issued through The Guardian Separate Account R.

Except as set forth herein, all other provisions of the prospectuses noted above shall remain unchanged.

Effective December 19, 2011, the enhanced dollar cost averaging programs, referred to as Dollar Cost Averaging Plus, are no longer available. All references to Dollar Cost Averaging Plus are hereby deleted. Applications requesting the Dollar Cost Averaging Plus must be dated before December 19, 2011.

THIS PROSPECTUS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE

MOST RECENT PROSPECTUS AVAILABLE AND SHOULD BE RETAINED WITH THE

PROSPECTUS FOR FUTURE REFERENCE.

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